Software Development Costs - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Research And Development [Abstract]
Capitalized costs	$ 0	$ 0	$ 0	$ 0